As Filed with the Securities and Exchange Commission on January 3, 2020

FILE NOS. 333-114423

811-21558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

(Check appropriate box or boxes)

PIONEER SHORT TERM INCOME FUND

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 3rd day of January, 2020.

PIONEER SHORT TERM INCOME FUND

By:	/s/ Lisa M. Jones
Lisa M. Jones
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 3, 2020:

	Signature	Title

	/s/ Lisa M. Jones Lisa M. Jones	President (Principal Executive Officer) and Trustee

	Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

	John E. Baumgardner, Jr.* John E. Baumgardner, Jr.	Trustee

	David R. Bock* David R. Bock	Trustee

	Diane Durnin* Diane Durnin	Trustee

	Benjamin M. Friedman* Benjamin M. Friedman	Trustee

	Margaret B. W. Graham* Margaret B. W. Graham	Trustee

	Lorraine H. Monchak* Lorraine H. Monchak	Trustee

	Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee

	Marguerite A. Piret* Marguerite A. Piret	Trustee

	Fred J. Ricciardi* Fred J. Ricciardi	Trustee

	Kenneth J. Taubes* Kenneth J. Taubes	Trustee

*By:	/s/ Lisa M. Jones	Dated: January 3, 2020
Lisa M. Jones
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase